Note 7 - Warrants (Details Textual) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Feb. 24, 2013
Equity Unit, Original Price Per Unit at Issuance	$ 1,000		$ 1,000
Equity Unit, Number of Shares of Common Stock in Each Unit	200		200
Equity Unit, Number of Common Stock Warrants in Each Unit	200		200
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6		$ 6
Stock Issued During Period, Shares, Warrants Exercised	354,794	944,845
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,587,555		2,532,400
Class of Warrant or Right, Outstanding	0		0
Class of Warrant or Right, Value Per Share of Common Stock			$ 0		$ 0.01